VANECK ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 78.3%
Energy : 78.3%
Antero Midstream Corp. 87,265 $ 1,286,286
Archrock , Inc. 35,280 713,362
Cheniere Energy, Inc. 18,097 3,163,898
DT Midstream, Inc. 28,031 1,991,042
Enbridge, Inc. 107,251 3,817,063
EnLink Midstream LLC 63,465 873,278
Equitrans Midstream Corp. 109,953 1,427,190
Gibson Energy, Inc. 49,325 838,278
Hess Midstream LP 16,694 608,329
Keyera Corp. 71,234 1,972,922
Kinder Morgan, Inc. 156,268 3,105,045
Kinetik Holdings, Inc. 14,143 586,086
Mattr Corp. * 16,450 201,048
NextDecade Corp. * 31,507 250,166
ONEOK, Inc. 41,721 3,402,348
Overseas Shipholding Group,
Inc. 15,727 133,365
Pembina Pipeline Corp. 57,598 2,135,734
Plains GP Holdings LP 39,656 746,326
SUNOCO LP 36,313 2,053,137
Targa Resources Corp. 19,671 2,533,231
Number
of Shares Value
Energy (continued)
TC Energy Corp. 67,246 $ 2,548,624
The Williams Companies, Inc. 92,022 3,910,935
Underline
Total Common Stocks
(Cost: $34,429,719) 38,297,693
MASTER LIMITED PARTNERSHIPS: 21.7%
Energy : 21.7%
Delek Logistics Partners LP 3,329 134,758
Energy Transfer LP 138,936 2,253,542
Enterprise Products Partners
LP 75,730 2,194,655
Genesis Energy LP 20,777 297,319
MPLX LP 52,240 2,224,901
NGL Energy Partners LP * 24,565 124,299
Plains All American Pipeline LP 106,167 1,896,143
Western Midstream Partners
LP 36,664 1,456,661
Underline
Total Master Limited Partnerships
(Cost: $8,477,668) 10,582,278
Total Investments: 100.0%
(Cost: $42,907,387) 48,879,971
Other assets less liabilities: 0.0% 9,542
NET ASSETS: 100.0% $ 48,889,513
* Non-income producing